LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the year ended December 31, 2024, and 2023 are as follows:

Components of lease expense:	2024	2023
Amortization of right-of-use assets - finance lease	$384,971	$128,324
Interest on lease liabilities - finance lease	83,041	33,838
Operating lease cost	93,029	39,887
Total lease cost	$561,041	$202,049

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$361,181	$93,238
Operating cash flows from operating leases	133,605	32,489

SCHEDULE OF BALANCE SHEET INFORMATION RELATING TO LEASES

Operating leases:	2024	2023
Operating lease right-of-use, assets	$463,011	$370,312
Operating lease liability, current	127,498	94,708
Operating lease liability, non-current	342,098	283,001
Total operating lease liabilities	$469,596	$377,709

Financing leases:	2024	2023
Financing lease right-of-use assets, gross	$1,294,168	$1,294,168
Accumulated amortization	(513,296)	(128,324)
Finance lease right-of-use assets, net	$780,872	$1,165,844
Financing lease liability, current	395,301	365,463
Financing lease liability, non-current	444,448	835,467
Total finance lease liabilities	$839,749	$1,200,930

Weighted-average remaining lease term:	2024	2023
Operating leases (in years)	4.21	3.58
Finance leases (in years)	2.39	3.25

Weighted-average discount rate:	2024	2023
Operating leases	7.41%	8.07%
Finance leases	8.03%	8.01%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE

	Operating Leases	Finance Leases
2025	$157,837	$448,505
2026	159,282	270,395
2027	110,063	202,970
2028	40,616	—
2029	42,252	—
2030 and thereafter	28,919	—
Total undiscounted cash flows	538,969	921,870
Less discounting	(69,373)	(82,121)
Present value of lease liabilities	$469,596	$839,749